Cover	Jul. 31, 2023
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 31, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	000-56237
Entity Registrant Name	SERVE ROBOTICS INC.
Entity Central Index Key	0001832483
Entity Tax Identification Number	85-3844872
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	730 Broadway
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94063
City Area Code	818
Local Phone Number	860-1352
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	2255 Glades Road
Entity Address, Address Line Two	Suite 324A
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33431